Finance costs	12 Months Ended
Dec. 31, 2025
Finance costs [Abstract]
Finance costs
23.	Finance costs

	Year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000

Interest expense from borrowings	30,467	37,613	32,475
Interest expense from lease liabilities	688	400	92
Others	697	1,825	—
	31,852	39,838	32,567